Note 21 - Deferred Income Tax - Recovery Analysis of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets to be recovered after 12 months	$ (245,547)	$ (205,590)
Deferred tax liabilities to be settled after 12 months	274,721	254,801
Later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets to be recovered after 12 months	(611,552)	(640,603)
Deferred tax liabilities to be settled after 12 months	$ 782,128	$ 840,892